Financial Liability (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liability [Abstract]
Schedule of Financial Liability
	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Warrants at fair value	1,572,818	1,097,520	1,075,808